CHANGES IN ACCOUNTING POLICIES	9 Months Ended
Sep. 30, 2019
CHANGES IN ACCOUNTING POLICIES
CHANGES IN ACCOUNTING POLICIES

3     CHANGES IN ACCOUTING POLICIES

There have been no material changes in the Company’s significant accounting policies, other than the adoption of accounting pronouncements below, as compared to the significant accounting policies described in the Company’s Annual Report on Form 20-F for the year ended December 31, 2018.

The Company adopted Accounting Standards Codification (“ASC”) 842 Leases on January 1, 2019. The Company applied ASC 842 using a modified retrospective transition method on all leases existing at January 1, 2019, the date of initial application. As a result, the Company was not required to adjust its comparative period financial information for effects of the standard or make the new required lease disclosures for periods before January 1, 2019.

The Company has elected the package of the transition practical expedients, including (1) not to reassess whether any expired or existing contracts, including land easements that were not previously accounted for as leases, are or contain leases, (2) not to reassess the lease classification for any expired or existing leases, and (3) not to reassess initial direct costs for any existing leases.

As a practical expedient, the Company has elected that for all leases, where it is the lessee, not to separate non-lease components from lease components and instead to account for all lease and non-lease components associated with each lease as a single lease component. The Company did not elect the practical expedient to use hindsight for leases existing at the adoption date.

Adoption of the standard had a significant impact on the Company's financial results, including the (1) recognition of new right-of-use (“ROU”) assets and liabilities for operating leases; (2) reclassification of intangible assets for favourable leases for operating leases to ROU assets; and (3) de-recognition of other financing obligations and construction in progress for assets under construction in build-to-suit lease arrangements. The adoption of ASC 842 does not have impact to the accumulated deficit of the Company as of January 1, 2019.

The impact for adoption of ASC 842 to the Company’s condensed consolidated balance sheet as of January 1, 2019 is as follows:

		Adjustments
	Balances at	due to	Balances at
	December 31,	adoption of	January 1,
	2018	ASC 842	2019

Assets
Prepaid expenses	64,843	2,051	66,894
Property and equipment, net	13,994,945	(336,719)	13,658,226
Intangible assets, net	482,492	(44,552)	437,940
Operating lease ROU assets	—	513,961	513,961

Liabilities
Accounts payable	1,508,020	(3,864)	1,504,156
Accrued expenses and other payables	476,564	(13,085)	463,479
Operating lease liabilities, current	—	67,006	67,006
Operating lease liabilities, non-current	—	416,601	416,601
Finance lease and other financing obligations, non-current	4,134,327	(331,917)	3,802,410

In addition, the account caption  of “Capital lease and other financing obligations” was changed to “Finance lease and other financing obligations” upon adoption of ASC 842.

The accounting policy for leases has been updated as follows in accordance with ASC 842.

Leases

The Company is a lessee in several noncancellable operating leases and finance leases, primarily for data centers, offices and other equipment. The Company accounts for leases in accordance with ASC 842, Leases. The Company determines if an arrangement is or contains a lease at contract inception.

If a lease is modified and that modification is not accounted for as a separate contract, the classification of the lease is reassessed as of the effective date of the modification based on its modified terms and conditions and the facts and circumstances as of that date.

The Company recognizes lease liabilities and ROU assets at lease commencement date. For operating leases, lease liabilities are initially and subsequently measured at the present value of unpaid lease payments at the lease commencement date. For finance leases, the lease liability is initially measured in the same manner and date as for operating leases, and is subsequently measured at amortized cost using the effective-interest method. Since most of the Company's leases do not provide an implicit rate, the Company uses its own incremental borrowing rate on a collateralized basis in determining the present value of unpaid lease payments.

ROU assets are initially measured at cost, which consist of (i) initial measurement of the lease liability; (ii) lease payments made to the lessor at or before the commencement date less any lease incentives received; and (iii) initial direct costs incurred by the Company. Variable lease payments are excluded from the measurement of ROU assets and lease liabilities and are recognized in the period in which the obligation for those payments is incurred.

For operating leases, the ROU assets are subsequently measured throughout the lease term at the carrying amount of the lease liability, plus initial direct costs, plus (minus) any prepaid (accrued) lease payments, less the unamortized balance of lease incentives received. Lease expense for lease payments is recognized on a straight-line basis over the lease term.

For finance lease, the ROU assets are subsequently amortized using the straight-line method from the lease commencement date to the earlier of the end of its useful life or the end of the lease term unless the lease transfers ownership of the underlying asset to the Company or the Company is reasonably certain to exercise an option to purchase the underlying asset. In those cases, the ROU assets are amortized over the useful life of the underlying asset. Amortization of the ROU assets are recognized and presented separately from interest expense on the lease liability.

ROU assets for operating and finance leases are periodically reduced by impairment losses. The Company uses the long-lived assets impairment guidance in ASC Subtopic 360-10, Property, Plant, and Equipment – Overall, to determine whether a ROU asset is impaired, and if so, the amount of the impairment loss to recognize.

Operating lease ROU assets are presented as operating lease right-of-use assets on the condensed consolidated balance sheet. The current portion and long-term portion of operating lease liabilities are presented separately as operating lease liabilities, current and operating lease liabilities, non-current on the consolidated balance sheet. Finance lease ROU assets are included in property and equipment. The current portion of finance lease liabilities is included in finance lease and other financing obligations, current (previously named “capital lease and other financing obligations, current” before adoption of ASC 842), and the long-term portion is included in finance lease and other financing obligations, non-current (previous named “capital lease and other financing obligations, non-current” before adoption of ASC 842) on the condensed consolidated balance sheet.

Certain operating leases contain rent holidays and escalating rent. Rent holidays and escalating rent are considered in determining the straight-line rent expense to be recorded over the lease term. Rental costs associated with building operating leases that are incurred during the construction of leasehold improvements and to otherwise ready the property for the Company’s intended use are recognized as rental expenses and are not capitalized.

Some of the Company’s lease arrangements include options to extend the lease. If the Company is reasonably certain to exercise such options, the periods covered by the options are included in the lease term. The depreciable lives of certain fixed assets and leasehold improvements are limited by the expected lease term.

The Company has elected not to recognize ROU assets and lease liabilities for short-term leases (i.e. leases that, at the commencement date, have a lease term of 12 months or less and do not include an option to purchase the underlying asset that the lessee is reasonably certain to exercise).

The Company records an asset and related financing obligation for the estimated construction costs under build-to-suit lease arrangements where it controls the asset during construction. Upon completion of the construction and commencement of the lease terms, the Company assesses whether these arrangements qualify for sales recognition under the deemed sale-leaseback transaction. If the arrangements do not qualify for sales recognition under the sale-leaseback accounting guidance, the Company continues to be the deemed owner of the build-to-suit assets for financial reporting purposes. The Company keeps the construction costs of the assets on its balance sheet. In addition, lease payments less the portion considered to be interest expense decrease the financing liability.